CONSOLIDATED STATEMENTS OF CASH FLOWS (Additional information) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	$ 958	$ 15,536	$ 15,355
Restricted cash	1	3	3,117
Total cash, cash equivalents and restricted cash	$ 959	$ 15,539	$ 18,472	$ 117,547